Allowance for Loan Losses - Performing and Nonperforming Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Performing	$ 201,018	$ 187,760
Nonperforming	9	38
Total	201,027	187,798
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	179,721	165,048
Nonperforming		37
Total	179,721	165,085
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	5,572	6,254
Total	5,572	6,254
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	15,725	16,458
Nonperforming	9	1
Total	$ 15,734	$ 16,459